Non-Controlling Interests - Additional Information (Details) € / shares in Units, € in Millions, $ in Millions								1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 16, 2025 EUR (€)	Aug. 13, 2025 EUR (€)	Jun. 16, 2025 EUR (€) shares	Mar. 07, 2025 EUR (€)	Feb. 14, 2025 EUR (€) € / shares shares	Oct. 09, 2023	Dec. 31, 2025 EUR (€)	Oct. 31, 2025 EUR (€) € / shares	Mar. 31, 2025 € / shares	Dec. 31, 2018 USD ($)	Oct. 31, 2025 EUR (€) € / shares shares	Jun. 16, 2025	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€) director	Dec. 31, 2024 USD ($) director	Dec. 31, 2023 EUR (€)
Disclosure of subsidiaries [line items]
Decrease in non controlling interest due to share acquisitions														€ (138)		€ (36)		€ (1)
Dividends paid			€ 102											158
Payments from changes in ownership interests in subsidiaries that do not result in loss of control														€ 129
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of sales														20.00%	20.00%	20.00%	20.00%
Proportion of ownership interest in associate including interests held for sale																		26.58%
Percentage of interest in SRAAS remaining																6.58%	6.58%
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of sales																20.00%	20.00%
Increase in non-controlling interests in subsidiary from loss of indirect ownership interests through associate																€ 508
Percentage of interest in SRAAS remaining																6.58%	6.58%
Haema GmbH
Disclosure of subsidiaries [line items]
Dividends paid														€ 87
BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Dividends paid														26		€ 40
Grifols Diagnostics Solutions Inc
Disclosure of subsidiaries [line items]
Dividends paid | $															$ 70		$ 60
Dividends paid to non-controlling interest														27
Dividends, non-controlling interests														€ 27
Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostic Solutions, Inc.
Disclosure of subsidiaries [line items]
Percentage to attribute the result																		33.04%
Percentage of shareholding																45.00%	45.00%	45.00%
Percentage of values in associate not recognised on consolidation																		11.96%
Shanghai RAAS Blood Products Co., Ltd. | Class A shares | Grifols Diagnostic Solutions, Inc.
Disclosure of subsidiaries [line items]
Percentage of shareholding																40.00%	40.00%
Shanghai RAAS Blood Products Co., Ltd. | Class B Shares | Grifols Diagnostic Solutions, Inc.
Disclosure of subsidiaries [line items]
Percentage of shareholding																50.00%	50.00%
Araclon Biotech, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)		0.69%
Ownership percentage acquired	77.12%				0.58%
Amount disbursed for acquiring shares		€ 10			€ 1
Biotest AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)						71.68%						80.40%
Ownership percentage acquired						1.50%
Amount disbursed for acquiring shares				€ 108		€ 18
Percentage of total voting rights held in subsidiary														99.25%	99.25%
Ownership in subsidiary held by noncontrolling interests (as a percent)														19.60%	19.60%	29.80%	29.80%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control												€ 1
Biotest AG | Ordinary shares
Disclosure of subsidiaries [line items]
Number of shares acquired | shares				416,922								549
Issue price | € / shares									€ 30			€ 30
Ordinary share, offering price | € / shares										€ 43
Percentage of shares acquired to total shares issued				2.11%
Percentage of total voting rights held in subsidiary													99.25%
Percentage of total share capital acquired				1.05%
Biotest AG | Preference shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)													61.40%
Number of shares acquired | shares				3,002,804		589,694						31,627
Issue price | € / shares						€ 30			€ 43			€ 43
Preferred share, offering price | € / shares										€ 30
Percentage of shares acquired to total shares issued				15.18%								0.16%
Percentage of total share capital acquired				7.59%								0.08%
Grifols Diagnostic Solutions, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)																55.00%	55.00%	55.00%
Percentage of total voting rights held in subsidiary																60.00%	60.00%
Increase in ownership interest Percentage																11.96%	11.96%
Ownership in subsidiary held by noncontrolling interests (as a percent)																45.00%	45.00%
Percentage of values in subsidiary not recognised on consolidation																		11.96%
Number of board members in subsidiary that entity has right to name | director																3	3
Number of board members in subsidiary | director																5	5
Grifols Diagnostic Solutions, Inc. | Class A Shares with Voting Rights
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)																60.00%	60.00%
Grifols Diagnostic Solutions, Inc. | Class B Shares without Voting Rights
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)																50.00%	50.00%
BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Ownership in subsidiary held by noncontrolling interests (as a percent)														100.00%	100.00%	100.00%	100.00%
Haema GmbH and BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Percentage of interest acquired											100.00%
Option to repurchase, percentage of shares											100.00%
Period for supply of certain output of plasma											30 years
Consideration on sale of Subsidiary | $											$ 538
GDS Group
Disclosure of subsidiaries [line items]
Ownership in subsidiary held by noncontrolling interests (as a percent)														45.00%	45.00%	45.00%	45.00%
Minimum percentage of investment or divestment in relevant assets requires approval based on total asset																30.00%	30.00%
Grifols Innovation and New Technologies Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)					100.00%		100.00%
Non-controlling interests
Disclosure of subsidiaries [line items]
Decrease in non controlling interest due to share acquisitions														€ (110)		€ (26)
Dividends paid to non-controlling interest														141		66
Dividends, non-controlling interests														141		66
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity														(110)		484
Non-controlling interests | Araclon Biotech, S.A.
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	€ 2													2
Non-controlling interests | Biotest AG
Disclosure of subsidiaries [line items]
Effect on translation difference due to share acquisition								€ (7)
Dividends paid to non-controlling interest																1
Dividends, non-controlling interests																1
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity								(109)						(112)
Non-controlling interests | Grifols Diagnostic Solutions, Inc.
Disclosure of subsidiaries [line items]
Dividends paid to non-controlling interest														27		25
Dividends, non-controlling interests														27		25
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																508
Non-controlling interests | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Dividends paid to non-controlling interest														26		40
Dividends, non-controlling interests														26		40
Non-controlling interests | Haema Plasma Kft.
Disclosure of subsidiaries [line items]
Decrease in non-controlling interest due to deconsolidation									€ 3
Reserves
Disclosure of subsidiaries [line items]
Decrease in non controlling interest due to share acquisitions														€ (28)		€ (10)		€ (1)
Reserves | Araclon Biotech, S.A.
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	€ 3
Reserves | Biotest AG
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity								€ 25